Revenue	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Revenue
Note 6. Revenue

	2023 A$’000	2022 A$’000	2021 A$’000

Licensing revenue	—	—	15,183

Disaggregation of revenue
The disaggregation of revenue from contracts with customers is as follows:

	2023 A$’000	2022 A$’000	2021 A$’000

Geographical regions
China	—	—	10,006
Sweden	—	—	5,177

	—	—	15,183

Timing of revenue recognition
Licensing revenue at a point in time	—	—	15,183

During fiscal year 2021, the company recognized a total of US$11 million in accordance with the terms of the company’s license agreements with Oasmia Pharmaceutical AB and Simcere Pharmaceutical Group LTD. The terms of the license agreements are described in the following paragraphs.
License Agreement with Oasmia Pharmaceutical AB
In March 2021, the company entered into an exclusive worldwide license agreement with Oasmia Pharmaceutical AB, an innovation-focused specialty pharmaceutical company, for Cantrixil (TRX-E-002-1), a clinical stage drug candidate for the treatment of ovarian cancer. During fiscal 2021, Oasmia made an upfront payment of US$4 million with contingent milestones of up to US$42 million and double-digit royalties on commercial sales.
License Agreement with Simcere Pharmaceutical Group Ltd.
In March 2021, the company entered into a licensing agreement with Simcere Pharmaceutical Group LTD. to develop and commercialize the company’s investigational drug candidate, paxalisib, in Greater China. Under the terms of the agreement, Simcere assumed responsibility for the development, registration and commercialization of paxalisib in Greater China (a territory that includes Mainland China, Hong Kong, Macau and Taiwan). The company received an upfront payment of US$
11
million comprising US$
7
million in cash and a US$
4
million equity investment, priced at a
20
% premium to recent trading. The company will also receive contingent milestone payments of up to US$
281
million for glioblastoma, with further milestones payable for indications beyond glioblastoma. Simcere will additionally pay mid-teen percentage royalties on commercial sales.
During fiscal year 2023, the company did not recognise revenue from either license agreements described in the above paragraphs in accordance with the terms of the agreements and revenue recognition policy in accordance with note 2.